Long-Term Investments - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) JointVenture	Dec. 31, 2019 CNY (¥)
Summary Of Investment Holdings [Line Items]
Carrying value of equity investments		¥ 213,000,000		¥ 264,000,000
Unrealized gains (upward adjustment)		0		19,100,000	¥ 51,900,000
Impairment charges					0
Cumulative impairment charges		84,400,000
Impairment related to investments without readily determinable fair value recognized		0		69,200,000
Other downward adjustment related to investments without readily determinable fair value				0
Equity method investments		101,000,000		102,000,000
Net cash consideration received from disposed shares		58,300,000
Withholding tax		7,200,000
Loss from equity method investments		(3,967,000)	$ (623)	(9,032,000)	(5,180,000)
Carrying amount of held-to-maturity debt investments		155,800,000		155,800,000
Debt investment principle amount	¥ 120,000,000.0
Maturity term	2026-07
Interest income		0		0	1,500,000
Indonesia
Summary Of Investment Holdings [Line Items]
Cash consideration		3,000,000.0		15,000,000.0	¥ 13,000,000.0
PRC
Summary Of Investment Holdings [Line Items]
Cash consideration		¥ 16,700,000		¥ 88,000,000.0
Number of investments in joint venture | JointVenture				3